Shareholder Report, Holdings (Details) - Fidelity Limited Term Government Fund	May 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	77.50%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CD1Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CD2Member
Holdings [Line Items]
Percent of Net Asset Value	67.80%
CD3Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
CD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
CD5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	78.50%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.30%
AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%